Investment in Unconsolidated Entities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity and cost method investments
Capital contributions, loans and advances	$ 25,067	$ 34,171
Cumulative share of income	958,635	889,039
Cumulative share of distributions	(825,261)	(740,557)
Equity method investments	158,441	182,653
Cost method investments	15,269	15,269
Investments in unconsolidated entities	173,710	197,922	203,799
Equity in earnings of unconsolidated entities	82,538	98,074	90,732
Los Angeles SMSA Limited Partnership
Equity and cost method investments
Ownership interest in equity method investment	5.50%	5.50%	5.50%
Equity in earnings of unconsolidated entities	55,300	64,800	64,700
Aggregate equity method investments
Equity investments, combined assets
Current	435,732	424,965
Due from affiliates	199,167	396,201
Property and other	1,988,331	2,015,959
Total assets	2,623,230	2,837,125
Equity investments, combined liabilities and equity
Current liabilities	304,742	278,837
Deferred credits	82,371	73,496
Long-term liabilities	36,056	38,225
Long-term capital lease obligations	234	43,657
Partners' capital and stockholders' equity	2,199,827	2,402,910
Total liabilities and equity	2,623,230	2,837,125
Equity investments, combined income statements
Revenues	5,540,220	4,971,525	4,815,258
Operating expenses	4,301,758	3,567,131	3,437,201
Operating income (loss)	1,238,462	1,404,394	1,378,057
Other income (expense)	960	36,168	41,802
Net income	$ 1,239,422	$ 1,440,562	$ 1,419,859